Terry R. Young
Assistant General Counsel and
Assistant Secretary

720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
(414) 665-2092 office
(414) 625-2092 fax
terryyoung@northwesternmutual.com

May 5, 2025
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-8629
RE:Northwestern Mutual Variable Life Account/Variable Life
Post-Effective Amendment No. 55 to
Form N-6 Registration Statement
File Nos.: 002-89972, 811-03989
EDGAR CIK: 0000742277
Dear Commissioners:
Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated May 1, 2025, for the above-referenced entity do not differ from the Prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 55 to the Registration Statement on Form N-6. The Registration Statement was filed electronically via EDGAR on April 28, 2025.
This filing is being effected by direct transmission to the Commission’s EDGAR System.
Very truly yours,
/s/ Terry R. Young

Terry R. Young
Assistant General Counsel